Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jan. 06, 2025 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee does not have a policy prohibiting the grant of share options, RSUs or other equity awards during periods in which there is material nonpublic information about our Company, including (1) outside a “trading window” established in connection with the public release of quarterly financial results, or (2) at any time during the four business days prior to, or the one business day following, the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and has not timed the disclosure of material nonpublic information to affect the value of executive compensation. Equity awards may occasionally be awarded on an off-cycle basis, including to new hires.

Award Timing Method	Equity awards may occasionally be awarded on an off-cycle basis, including to new hires.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Pursuant to Item 402(x) of Regulation S-K under the Exchange Act, we are providing the following information regarding awards granted to NEO on the following dates:

•
Consistent with our historical timing on annual equity awards, we granted share options to the following NEO on January 6, 2025, which was four business days before the filing of a Current Report on Form 8-K with which the Company furnished a press release announcing the Company’s strategic priorities for the upcoming year.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award	Percentage change in market price (1)
Michael Davidson, M.D.	01/06/2025	670,467	$25.85	$8,931,566	(2.29)%

(1) Indicates percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information.

Michael Davidson, M.D.
Awards Close in Time to MNPI Disclosures
Name		Michael Davidson, M.D.
Underlying Securities | shares		670,467
Exercise Price | $ / shares		$ 25.85
Fair Value as of Grant Date | $		$ 8,931,566
Underlying Security Market Price Change | Rate		(229.00%)